Share-based compensation - Disclosure of number of free ordinary shares granted (Details) - Free ordinary shares program - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)	991,643	445,320
Executive Committee (formerly Management Board)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)	572,793	263,842
Senior Leadership Group
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)	418,850	181,478